Finance income and costs - Finance income (Details) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finance income and costs
Interest on term deposits	₽ 51,857	₽ 76,202	₽ 90,270
Interest on loans to related parties	947
Net gain on financial assets measured at fair value through profit and loss	150
Other interest income	6,375	562	332
Total finance income	₽ 59,329	₽ 76,764	₽ 90,602	[1]

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.